                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form

================================================================================

1. Name and address of issuer:  C.M. Multi-Account A
                                1295 State Street
                                Springfield, MA 01111-0001

--------------------------------------------------------------------------------

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list the series or classes): [_]

     C.M. Multi-Account A (segment related to Securities Act File Number
     33-61679)

--------------------------------------------------------------------------------

3.   Investment Company Act File Number:  811-8698

     Securities Act File Number:  33-61679

--------------------------------------------------------------------------------

4(a).Last day of fiscal year for which this Form is filed:  December 31, 1999


--------------------------------------------------------------------------------

4(b). [_]  Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2))

     Note: If the Form is being filed late, interest must be paid on the registration fee due.
--------------------------------------------------------------------------------

4(c). [_]  Check box if this is the last time the issuer will be filing this
           Form

--------------------------------------------------------------------------------
5. Calculation of registration fee:

   (i)   Aggregate sale price of securities sold during
         the fiscal year pursuant to section 24(f):               $  525,580,564
                                                                   -------------

   (ii)  Aggregate price of securities redeemed or
         repurchased during the fiscal year:        $  142,004,870
                                                     -------------
   (iii) Aggregate price of securities redeemed or
         repurchased during any prior fiscal year
         ending no earlier than October 11, 1995
         that were not previously used to reduce
         registration fees payable to the
         Commission.                                $            0
                                                     -------------

   (iv)  Total available redemption credits [add
         items 5(ii) and 5(iii)                                  -$  142,004,870
                                                                   -------------

   (v)   Net sales - if Items 5(i) is greater than
         Item 5(iv) [subtract Item 5(iv) from
         Item 5(i)]:                                              $  383,575,695
                                                                   -------------

 (vi)   Redemption credits available for use in
        future years                                $(            )
        - if Item 5(i) is less than Item 5(iv)       -------------
        [subtract Item 5(iv) from Item 5(i)]:                     $
                                                                   -------------

 (vii)  Multiplier for determining registration fee
        (See Instruction C.9):                                    x      .000264
                                                                   -------------

 (viii) Registration fee due[multiply Item 5(v) by
        Item 5(vii] (enter "0" if no fee is due):                =$   101,263.98
                                                                   -------------

--------------------------------------------------------------------------------

6.   Prepaid Shares


     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:____________ If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:____________

--------------------------------------------------------------------------------

7. Interest due - If this form is being filed more than 90 days after the end of the issuer's fiscal year(see Instruction D):

                                                                 +$            0
                                                                   -------------

--------------------------------------------------------------------------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                 =$   101,263.98
                                                                   -------------

--------------------------------------------------------------------------------

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: March 22, 2000

               Method of Delivery:

                                     [X] Wire Transfer

                                     [_] Mail or other means

--------------------------------------------------------------------------------

                                    SIGNATURE
This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.


By (Signature and Title)*                    /s/ Stephen R. Bosworth
                                             -------------------------
                                             Stephen R. Bosworth
                                             Vice President


Date March 22, 2000
    ---------------

 * Please print the name and title of the signing officer below the signature.

================================================================================